Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Share Capital	Contributed Surplus	Accumulated other comprehensive loss	Retained Earnings (Deficit)	Total
Balance at beginning of period at Dec. 31, 2019	$ 5,390.7	$ 14.2	$ (178.3)	$ (164.4)	$ 5,062.2
Net income				326.2	326.2
Other comprehensive income			63.4		63.4
Total comprehensive income					389.6
At-the-market equity offering	133.7				133.7
Exercise of stock options	9.7	(2.3)			7.4
Share-based payments		5.8			5.8
Vesting of restricted share units	3.7	(3.7)
Transfer of gain on disposal of equity investments at FVTOCI			(1.0)	1.0
Dividend reinvestment plan	42.3				42.3
Dividends declared				(197.2)	(197.2)
Balance at end of period at Dec. 31, 2020	5,580.1	14.0	(115.9)	(34.4)	5,443.8
Net income				733.7	733.7
Other comprehensive income			18.6		18.6
Total comprehensive income					752.3
Exercise of stock options	0.5	(0.1)			0.4
Share-based payments		8.3			8.3
Vesting of restricted share units	6.1	(6.1)
Transfer of gain on disposal of equity investments at FVTOCI			(7.0)	7.0
Dividend reinvestment plan	41.8				41.8
Dividends declared				(221.4)	(221.4)
Balance at end of period at Dec. 31, 2021	$ 5,628.5	$ 16.1	$ (104.3)	$ 484.9	$ 6,025.2